UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Litmus Capital Management, LLC

Address:    1325 Avenue of the Americas, 28th Floor
            New York, New York  10019

13F File Number: 28-12779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Anthony Cordone
Title:     Chief Operating Officer
Phone:     (212) 786-6117


Signature, Place and Date of Signing:

/s/ Anthony Cordone             New York, New York           November 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     23

Form 13F Information Table Value Total:  $ 32,878
                                         (thousands)


List of Other Included Managers:   None

                                                    FORM 13F INFORMATION TABLE



COLUMN 1                         COLUMN  2      COLUMN 3     COLUMN 4         COLUMN 5     COLUMN 6    COLUMN 7       COLUMN 8

                                   TITLE                       VALUE   SHRS OR  SH/ PUT/  INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS       CUSIP       (X$1000)   PRN AMT  PRN CALL  DISCRETION    MGRS    SOLE    SHARED  NONE
AMERICAN ORIENTAL BIOENGR IN     COM            028731107    2,263     348,751  SH          SOLE        NONE   348,751
DG FASTCHANNEL INC               COM            23326R109    2,114      96,434  SH          SOLE        NONE    96,434
BAUER EDDIE HLDGS INC            COM            071625107       91      17,015  SH          SOLE        NONE    17,015
EXIDE TECHNOLOGIES               COM NEW        302051206      267      36,200  SH          SOLE        NONE    36,200
HILLENBRAND INC                  COM            431571108    2,706     134,209  SH          SOLE        NONE   134,209
INNOSPEC INC                     COM            45768S105      347      28,811  SH          SOLE        NONE    28,811
IAC INTERACTIVECORP              COM PAR $.001  44919P508    2,250     130,085  SH          SOLE        NONE   130,085
INTERVAL LEISURE GROUP INC       COM            46113M108      756      72,718  SH          SOLE        NONE    72,718
INVERNESS MED INNOVATIONS IN     COM            46126P106    2,701      90,048  SH          SOLE        NONE    90,048
THINKORSWIM GROUP INC            COM            88409C105    1,449     173,976  SH          SOLE        NONE   173,976
LEAP WIRELESS INTL INC           COM NEW        521863308    5,643     148,103  SH          SOLE        NONE   148,103
LENDER PROCESSING SVCS INC       COM            52602E102      594      19,454  SH          SOLE        NONE    19,454
LUCAS ENERGY INC                 COM NEW        549333201      435     263,536  SH          SOLE        NONE   263,536
MERCER INTL INC                  COM            588056101    1,297     354,364  SH          SOLE        NONE   354,364
NATIONAL CITY CORP               COM            635405103      780     445,755  SH          SOLE        NONE   445,755
OWENS ILL INC                    COM NEW        690768403    1,117      38,000  SH          SOLE        NONE    38,000
PHILIP MORRIS INTL INC           COM            718172109    2,695      56,027  SH          SOLE        NONE    56,027
CARMAX INC                       COM            143130102       14      10,000      PUT     SOLE        NONE    10,000
SPECIALTY UNDERWRITERS ALLIA     COM            84751T309    1,667     338,155  SH          SOLE        NONE   338,155
TRAILER BRIDGE                   COM            892782103      599     108,772  SH          SOLE        NONE   108,772
TRANSDIGM GROUP INC              COM            893641100    1,511      44,153  SH          SOLE        NONE    44,153
UNITED WESTN BANCORP INC         COM            913201109    1,019      81,993  SH          SOLE        NONE    81,993
ZEP INC                          COM            98944B108      558      31,658  SH          SOLE        NONE    31,658


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